Allowance for Loan Losses - Summary of Nonaccrual Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	$ 20,459	$ 29,855
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	1,590	2,869
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	9,609	16,250
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	9,210	9,701
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status		958
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	$ 50	$ 77